Significant accounting policies and basis of preparation	9 Months Ended
Sep. 30, 2022
Significant accounting policies and basis of preparation
Significant accounting policies and basis of preparation

2.            Significant accounting policies and basis of preparation

The consolidated financial statements were authorized for issue on November 10, 2022 by the directors of the Company.

Statement of compliance with International Financial Reporting Standards

These interim condensed consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). These interim condensed consolidated financial statements are prepared in accordance with International Accounting Standards (“IAS”) 34 – Interim Financial Reporting on a basis consistent with those followed in the most recent annual consolidated financial statements for the year ended December 31, 2021.

These interim condensed consolidated financial statements do not include all of the information required for full annual financial statements and should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2021.

Certain amounts in the prior year’s comparative figures have been reclassified to conform to the current year’s presentation.

Basis of preparation

The consolidated financial statements of the Company have been prepared on an accrual basis and are based on historical costs except for derivative liabilities which are measured at fair value and vehicles inventory which are measured at lower of cost and net realizable value. As at September 30, 2022, the Company’s functional and presentation currency is United States dollars (“USD”).

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, EMV Automotive USA Inc., from the date of its incorporation on January 22, 2018, Intermeccanica International Inc. (“InterMeccanica”), from the date of its acquisition on October 18, 2017, EMV Automotive Technology (Chongqing) Inc., from the date of its incorporation on October 15, 2019, SOLO EV, LLC, from the date of its incorporation on November 22, 2019, and ElectraMeccanica USA, LLC, from the date of its incorporation on March 19, 2021. Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated on consolidation.

Significant estimates and assumptions

The preparation of financial statements in accordance with IFRS requires the Company to make estimates and assumptions concerning the future. The Company’s management reviews these estimates and underlying assumptions on an ongoing basis, based on experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Revisions to estimates are adjusted for prospectively in the period in which the estimates are revised.

Estimates and assumptions where there is significant risk of material adjustments to assets and liabilities in future accounting periods include the estimated fair value measurements for financial instruments and share-based payments.

The Covid-19 outbreak brings significant uncertainty as to the potential impact on our operations, supply chains for parts and sales channels for our products, and on the global economy as a whole. It is currently not possible to predict how long the pandemic will last or the time that it will take for economic activity to return to prior levels. Therefore, the Company has not changed any estimates and assumptions in the preparation of the financial statements.

Significant judgments

The preparation of financial statements in accordance with IFRS requires the Company to make judgments, apart from those involving estimates, in applying accounting policies. The most significant areas that require judgment from the Company in completing its consolidated financial statements include:

-	the assessment of the Company’s ability to continue operations and whether there are events or conditions that may give rise to significant uncertainty;